Pension and other post-employment benefits - Summary of information on plan assets and defined benefit obligation per country (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Plan assets	€ 2,636	€ 2,678
Defined benefit obligation	2,219	2,288
Funded Status	416	390
- Other assets	568	554
- Other liabilities	(152)	(164)
Netherlands
Disclosure of net defined benefit liability (asset) [line items]
Plan assets	325	331
Defined benefit obligation	415	426
Funded Status	(90)	(95)
USA
Disclosure of net defined benefit liability (asset) [line items]
Plan assets	250	257
Defined benefit obligation	235	245
Funded Status	15	12
United Kingdom
Disclosure of net defined benefit liability (asset) [line items]
Plan assets	1,206	1,257
Defined benefit obligation	751	790
Funded Status	455	467
Belgium
Disclosure of net defined benefit liability (asset) [line items]
Plan assets	513	516
Defined benefit obligation	450	473
Funded Status	63	43
Other countries
Disclosure of net defined benefit liability (asset) [line items]
Plan assets	341	317
Defined benefit obligation	368	353
Funded Status	€ (26)	€ (37)